Related parties	9 Months Ended
Sep. 30, 2020
Related parties [Abstract]
Related parties
Note 11. - Related parties

Details of balances with related parties as of September 30, 2020 and December 31, 2019 are as follows:

	Balance as of September 30,	Balance as of December 31,
	2020	2019
	($ in thousands)
Credit receivables (current)	22,942	13,350
Total current receivables with related parties	22,942	13,350

Credit receivables (non-current)	6,264	21,355
Total non-current receivables with related parties	6,264	21,355

Credit payables (current)	14,238	23,979
Total current payables with related parties	14,238	23,979

Credit payables (non-current)	6,499	17,115
Total non-current payables with related parties	6,499	17,115

Current credit receivables as of September 30, 2020 mainly correspond to the short-term portion of the loan to Arroyo Netherland II B.V., the holding company of Pemcorp SAPI de CV., Monterrey´s project entity (Note 7) for $17.9 million ($4.0 million as of December 31, 2019) and to a dividend to be collected from AIP for $2.0 million as of September 30, 2020 ($5.5 million as of December 31, 2019).

Non-current credit receivables as of September 30, 2020 and December 31, 2019 correspond to the long-term portion of the loan to Arroyo Netherland II B.V.

Credit payables relate to debts with non-controlling interests partners in Kaxu, Solaben 2&3 and Solacor 1&2 for an amount of $18.7 million as of September 30, 2020 ($35.6 million as of December 31, 2019). Current credit payables also include the dividend to be paid from AYES Canada to Algonquin for $1.9 million as of September 30, 2020 ($5.4 million as of December 31, 2019).

The transactions carried out by entities included in these consolidated condensed interim financial statements with related parties not included in the consolidation perimeter of Atlantica, for the nine-month periods ended September 30, 2020 and 2019 have been as follows:

	For the nine-month period ended September,
	2020	2019
	($ in thousands)
Financial income	1,493	391
Financial expenses	(119)	(150)